Loans and advances to banks and customers (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated and separate financial statements [line items]
Gross loans and advances to banks	£ 35,663	£ 43,251
Less: allowance for impairment	0	0
Loans and advances to banks	35,663	43,251	£ 41,349
Gross loans and advances to customers	370,204	397,404
Less: allowance for impairment	(4,652)	(4,620)
Loans and advances to customers	365,552	392,784	399,217
Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Gross loans and advances to banks	36,209	43,634
Less: allowance for impairment	0	0
Loans and advances to banks	36,209	43,634	41,829
Gross loans and advances to customers	370,205	397,403
Less: allowance for impairment	(4,652)	(4,620)
Loans and advances to customers	£ 365,553	£ 392,783	£ 399,217